LEASES - Schedule of Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 3,800
2024	3,894
2025	4,235
2026	4,235
2027 and thereafter	26,018
Total undiscounted lease payments	42,182
Less: Interest	(8,261)
Present value of lease liabilities	$ 33,921